Leases - Related expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation of right of-use-assets	€ 2,977	€ 1,941	€ 1,631
Interest expense on lease liabilities	443	437	450
Short-term lease expenses	6	488	108
Lease expenses for low-value assets	137	220	80
Total amount recognized in expense	€ 3,563	€ 3,086	€ 2,269